Condensed Financial Information of the Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash generated from(used in) operating activities	¥ 123,427	$ 17,650	¥ (41,686)	¥ 9,727
Net cash used in investing activities	(1,850,400)	(264,604)	(589,153)	(535,395)
Net cash (used in)/generated from financing activities	2,229,331	318,790	531,922	464,166
Effect of foreign exchange rate changes, net	(56,093)	(8,021)	9,311	1,581
Net decrease in cash and cash equivalents	¥ 446,265	$ 63,815	¥ (89,606)	¥ (59,921)